Stock Options:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock Option Note Disclosure [Text Block]
Note 10 – Stock Options:

Before the Reverse Merger, our Board of Directors adopted, and our stockholders approved, the 2013 Plan, which provides for the issuance of incentive awards of up to 7,000,000 shares of the Company’s common stock to officers, key employees, consultants and directors. Upon the closing of the Reverse Merger, options to purchase an aggregate of 5,154,404 shares of the Company’s common stock were issued. Of these options: (a) 3,500,000 options were issued to founding stockholders and 54,404 were granted to a consultant, each with a term of ten years, exercisable at $1.75 per common share, 100% of these options vested on the date of grant; (b) 1,050,000 options were issued to four directors (or their affiliates) and 250,000 to a consultant with a term of ten years, exercisable at $1.00 per common share, which vest 20% per year for each of five years after the date of grant; and; (c) 300,000 options were granted to a consultant with a term of ten years, exercisable at $1.00 per common share which vested 20% on the date of grant and vest 20% per year over the next four years. These options were issued in conversion of options issued by NBI on February 28, 2013.

On January 23, 2014, the Company issued, under the 2013 Plan, 300,000 options to three employees, each with a term of ten years, exercisable at $1.76 per common share. 125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year. On March 21, 2014, the Company issued, under the 2013 Plan, 30,000 options to one employee with a term of ten years, exercisable at $2.30 per common share and vests 20% per year  commencing on March 31, 2015.

On July 16, 2014, the Company issued incentive stock options to purchase 50,000 shares of common stock under the 2013 Plan to one employee with a term of ten years, exercisable at $1.24 per common share which vest 20% per year commencing July 16, 2015.

On July 23, 2014, the Company’s Board approved increasing the total shares available under the 2013 Plan by 3,000,000 to 10,000,000. The 3,000,000 additional shares will be issuable as non-qualified stock options, unless shareholder approval is sought and received.

Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11, being ten cents ($0.10) above the closing sales price of the common stock (or the closing bid, if no sales were reported) as listed on the OTC Market on July 23, 2014, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, such that 25% of the second 50,000 shall be vested on July 23, 2015 until the grant is fully vested on July 23, 2018.

On September 12, 2014, the Board granted the Company’s Chief Executive Officer and Chairman non-qualified options to purchase 250,000 and 50,000 shares of the Company’s common stock, respectively, which have an exercise price of $0.60 per common share, are fully vested upon grant and have a term of ten years. Also, the Board granted 300,000 non-qualified stock options to a newly appointed director with a term of ten years, exercisable at $0.60 per common share and vest daily over five years commencing September 12, 2014. The Company also granted incentive stock options to purchase 20,000 shares of the Company’s common stock to one employee with a term of ten years, exercisable at $0.60 per common share and vests 20% per year commencing September 12, 2015.

A summary of the Company’s stock option activity from January 1 to September 30, 2014 is as follows:

	Options	Weighted-Average
	Outstanding	Exercise Price
Outstanding at December 31, 2013	6,249,952	$1.48
Options granted	2,100,000	$1.36
Options terminated	(30,000)	$2.30
Options exercised	0	0
Outstanding at September 30, 2014	8,319,952	$1.45
Options exercisable	4,784,048	$1.54

The weighted-average remaining contractual term of options exercisable and outstanding at September 30, 2014 was approximately 9.05 years.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the nine months ended September 30, 2014 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 95.34%; Risk-free interest rate 2.53%; weighted average grant date fair value of $0.75 per common share.

The total stock option-based compensation recorded as operating expense was approximately $931,000 for the nine months ended September 30, 2014 and $594,000 for the three months ended September 30, 2014. All of the stock option-based compensation expense was classified as general and administrative expense.

Note 9 – Stock Options:

Before the Reverse Merger, our Board of Directors adopted, and our stockholders approved, our 2013 Equity Incentive Plan (the “2013 Plan”), which provides for the issuance of incentive awards of up to 7,000,000 shares of the Company’s common stock to officers, key employees, consultants and directors. Upon the closing of the Reverse Merger, options to purchase an aggregate of 5,154,404 shares of the Company’s common stock were issued. Of these options: 1. 3,500,000 options were issued to founding stockholders and 54,404 were granted to a consultant, each with a term of ten years, exercisable at $1.75 per common share, 100% of these options vested on date of grant; 2. 1,050,000 options were issued to four directors (or their affiliates) and 250,000 to a consultant with a term of ten years, exercisable at $1.00 per common share, which vest 20% per year for each of five years after the date of grant, and; 3. 300,000 options were granted to a consultant with a term of ten years, exercisable at $1.00 per common share which vested 20% on date of grant and vest 20% per year over the next four years. These options were issued in conversion of options issued by NBI on February 28, 2013.

A summary of the Company’s stock option activity from inception to December 31, 2013 is as follows:

		Weighted-Average
	Options Outstanding	Exercise Price
Outstanding at December 31, 2012	0
Options granted	6,489,404	$1.47
Options forfeited	(239,452)	$(1.00)
Options exercised	0	0
Outstanding at December 31, 2013	6,249,952	$1.48
Options exercisable	3,764,733	$1.71

The weighted-average remaining contractual term of options exercisable and outstanding at December 31, 2013 was approximately 9.64 and 9.68 years, respectively.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the twelve months ended December 31, 2013 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 104.7%; Risk-free interest rate 2.71%; weighted average grant date fair value of $0.84 per common share.

The total stock option-based compensation recorded as operating expense was approximately $3.1 million for the twelve months ended December 31, 2013 and from inception to December 31, 2013. Approximately $0.2 million of the expense is classified as research and development and the remaining approximately $2.9 million of stock option-based compensation expense was classified as general and administrative expense.

As of December 31, 2013 and 2012, there was approximately $2.6 million and $0, respectively, of unrecognized compensation cost related to non-vested options under the plans.